UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21049

PRIVATE ASSET MANAGEMENT FUNDS

(Exact name of registrant as specified in charter)

11995 El Camino Real, Suite 303, San Diego, CA 92130

(Address of principal executive offices)

              (Zip code)

Michael Berlin

Private Asset Management Funds

11995 El Camino Real, Suite 303, San Diego, CA 92130

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 792-3800

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PRIVATE ASSET

MANAGEMENT FUND

ANNUAL REPORT

December 31, 2006

Private Asset Management Fund

Annual Report

December 31, 2006

Dear Shareholder,

Although the stock market began the year relatively flat, 2006 turned out to be a good year for the market and for our shareholders.  The Fund was cautiously growth-oriented and was well positioned to take advantage of the positive move, which started in July.  This second half rally can be attributed to stronger corporate earnings, lower energy prices and a healthy economic picture in the United States.

The Fund continues to have strong performance since inception and posted double-digit returns in 2006.  The Fund’s total return was 12.20% over the 12 month period ended December 31, 2006 compared to a return of 15.79% for the S&P 500.  Our cautiously optimistic outlook for 2006 led us to position the Fund defensively for the year with emphasis on industries such as consumer non-discretionary.  The S&P 500 saw a strikingly large year surge in appreciation that was seen mainly in sectors such as telecommunications and consumer staples.  This divergence led to the aforementioned underperformance for the year.  The Fund has provided investors with an average annualized return of 7.42% since its inception on May 6, 2002, compared to 8.10% for the S&P 500 over the same period.  The Fund's 12 month dividend yield continues to exceed that of the S&P 500 and remains a primary goal of the management team.

As of December 31, 2006, as a percentage of net assets, the Fund was invested 99.86% in equities (including exchange traded funds) and 0.14% in other assets less liabilities.  The Fund continues to maintain the investment strategy of balanced positions in many sectors of the market and we continue to believe that the companies paying dividends will show greater than average stability and price appreciation in the future.

The economic outlook continues to improve but at a more moderate rate, with employment strengthening, an increase in business spending and lower energy prices.  Our current investment stance continues to favor globally exposed, large capitalization stocks that should benefit as earnings continue to grow, even if at a slower rate.  Our primary focus will be in the Consumer Staples, Technology and Healthcare industries for 2007.  We will continue to monitor the economic data throughout the year, but are optimistic that the economy and equity market will continue to show signs of improvement.  The fund will be positioned in those industries we most favor while staying nimble in the selection of individual holdings.

We would like to take this opportunity to thank you for your confidence and loyalty to Private Asset Management Fund.  Our responsibility is to you, our shareholder, and we will not lose sight of that fact.

Sincerely,

Stephen J. Cohen                                          Eric Blase                                   Jonathan Elsberry

2006 Annual Report  1

Availability of Quarterly Schedule of Investments (Unaudited)

    The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

Private Asset Management, Inc., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.pamfund.com.  It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent twelve-month period ended June 30th is available without charge, upon request, by calling our toll free number (1-800-663-4851). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

PRIVATE ASSET MANAGEMENT FUND

by Sectors (as a percentage of Net Assets)

(Unaudited)

2006 Annual Report  2

PRIVATE ASSET MANAGEMENT FUND

PERFORMANCE INFORMATION (Unaudited)

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED DECEMBER 31, 2006.

12/31/06 NAV $25.33

  Since

                                                                  1 Year

                          Inception

Private Asset Management Fund(A)

                                                          12.20%

                           7.42%

S&P 500(B)

                                                                      15.79%

                               8.10%

(A) Fund returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.  The inception date of the Private Asset Management Fund was May 6, 2002.

(B) The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.  TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-663-4851.

2006 Annual Report  3

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing costs consisting solely of management fees and trustees fees.  The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested in the Fund on June 30, 2006 and held through December 31, 2006.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period.  In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                                                    Expenses Paid

                               Beginning                    Ending

                           During the Period*

                                                                Account Value           Account Value                  June 30, 2006 to

                                                    June 30, 2006        December 31, 2006             December 31, 2006

Actual                                  $1,000.00                  $1,110.40                              $7.98

Hypothetical                         $1,000.00                  $1,017.64                              $7.63

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2006 Annual Report  4

Private Asset Management Fund
		Schedule of Investments
		December 31, 2006
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Aircraft Engines & Engine Parts
3,900	United Technologies Corp.	$ 243,828	2.63%

Beverages
3,300	Diageo plc **	261,723	2.82%

Biological Products
3,500	Amgen Inc. *	239,085	2.58%

Computer Communications Equipment
8,200	Cisco Systems Inc. *	224,106	2.41%

Computer & Office Equipment
3,000	International Business Machines Corp.	291,450	3.14%

Computer Peripheral Equipment
6,000	Intermec Inc. *	145,620	1.57%

Computer Storage Devices
13,000	EMC Corp. *	171,600	1.85%

Converted Paper & Paperboard Prods. (No Containers/Boxes)
2,800	Kimberly-Clark Corp.	190,260	2.05%

Crude Petroleum & Natural Gas
2,000	Penn West Energy Trust	61,120	0.66%

Electromedical & Electrotherapeutic Apparatus
3,000	Medtronic Inc.	160,530	1.73%

Electronic & Other Electrical Equipment
6,000	Emerson Electric Co.	264,540
10,150	General Electric Co.	377,681
		642,221	6.92%

Fire Marine & Casualty Insurance
3,950	Allstate Corp.	257,185	2.77%

Miscellaneous Manufacturing
6,500	International Game Technology	300,300	3.24%

National Commercial Banks
7,124	Bank of America Corp.	380,350
7,600	Citigroup Inc.	423,320
6,640	JP Morgan Chase & Co.	320,712
2,600	PNC Financial Services Group Inc.	192,504
3,250	Wachovia Corp.	185,088
		1,501,974	16.18%

Perfumes, Cosmetics & Other Toilet Preparations
3,750	Colgate-Palmolive Co.	244,650	2.64%

Petroleum Refining
2,000	BP plc **	134,200
3,200	Chevron Corp.	235,296
3,000	Exxon Mobil Corp.	229,890
		599,386	6.46%

Pharmaceutical Preparations
6,500	Bristol Myers Squibb Co.	171,080
5,650	Johnson & Johnson	373,013
8,500	Nektar Therapeutics *	129,285
9,500	Pfizer Inc.	246,050
		919,428	9.91%

Paints, Varnishes, Lacquers, Enamels & Allied Prods.
2,350	PPG Industries Inc.	150,894	1.63%

Radio & TV Broadcasting
5,000	QUALCOMM Inc.	188,950	2.04%

Retail-Drug Stores and Proprietary Stores
3,000	Walgreen Co.	137,670	1.48%

*Non-Income Producing Securities.

**ADR - American Depository Receipt.

The accompanying notes are an integral part of  these

financial statements.

2006 Annual Report  5

Private Asset Management Fund
		Schedule of Investments
		December 31, 2006
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Retail-Miscellaneous Shopping Goods Stores
7,000	Staples Inc.	$ 186,900	2.01%

Savings Institutions, Not Federally Chartered
10,000	New York Community Bankcorp Inc.	161,000	1.73%

Semiconductors & Related Devices
6,000	Applied Materials Inc.	110,700
15,000	Intel Corp.	303,750
		414,450	4.46%

Services-Business Services, NEC
5,800	eBay Inc. *	174,406	1.88%

Services-Commercial Physical & Biological Research
3,500	Gen-Probe Inc. *	183,295	1.97%

Services-Prepackaged Software
8,750	Microsoft Corp.	261,275	2.81%

Surgical & Medical Instruments & Apparatus
3,700	3M Co.	288,341	3.10%

Wholesale-Groceries & Related
8,000	Sysco Corp.	294,080	3.16%

Total for Common Stock (Cost - $7,127,440)		$ 8,895,727	95.83%

Exchange Traded Funds
1,625	iShares MSCI EAFE Index	119,096
2,900	NASDAQ 100 Trust Shares	125,164
1,675	Vanguard Emerging Markets Stock VIPERs	129,628
Total for Exchange Traded Funds (Cost - $285,969)		373,888	4.03%

	Total Investments	9,269,615	99.86%
	(Cost - $7,413,409)

	Other Assets in Excess of Liabilities	12,758	0.14%

	Net Assets	$ 9,282,373	100.00%

* Non-Income Producing Securities.

*** Variable Rate Security; The Yield Rate shown

represents the rate at December 31, 2006.

The accompanying notes are an integral part of these

financial statements.

2006 Annual Report  6

Private Asset Management Fund

Statement of Assets and Liabilities
December 31, 2006

Assets:
Investment Securities at Market Value	$ 9,269,615
(Cost - $7,413,409)
Dividends Receivable	7,619
Interest Receivable	280
Receivable for Securities Sold	51,778
Receivable for Shareholder Purchases	6,787
Total Assets	9,336,079
Liabilities:
Payable to Adviser	11,921
Payable to Custodian	41,785
Total Liabilities	53,706

Net Assets	$ 9,282,373
Net Assets Consist of:
Paid In Capital	7,424,814
Accumulated Undistributed Net Investment Income	614
Accumulated Undistributed Realized Gain on Investments - Net	739
Unrealized Appreciation in Value
of Investments Based on Cost - Net	1,856,206
Net Assets, for 366,528 Shares Outstanding	$ 9,282,373
(Unlimited number of shares authorized)
Net Asset Value, Offering Price and Redemption Price
Per Share ($9,282,373/366,528 shares)	$ 25.33

Statement of Operations
For the Year Ended December 31, 2006

Investment Income:
Dividends (Net of foreign withholding tax of $1,230)	$ 199,204
Interest	4,343
Total Investment Income	203,547
Expenses:
Investment Adviser Fees	138,306
Trustees Fees	3,000
Total Expenses	141,306
Reimbursed Expenses	(3,000)
Total Expenses	138,306

Net Investment Income	65,241

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	520,899
Net Change in Unrealized Appreciation on Investments	462,285
Net Realized and Unrealized Gain on Investments	983,184

Net Increase in Net Assets from Operations	$ 1,048,425

The accompanying notes are an integral part of these

financial statements.

2006 Annual Report  7

Private Asset Management Fund

Statements of Changes in Net Assets
	1/1/2006	1/1/2005
	to	to
	12/31/2006	12/31/2005
From Operations:
Net Investment Income	$ 65,241	$ 52,138
Net Realized Gain (Loss) on Investments	520,899	(17,870)
Change in Unrealized Appreciation on Investments	462,285	(229,335)
Increase (Decrease) in Net Assets from Operations	1,048,425	(195,067)
From Distributions to Shareholders:
Net Investment Income	(64,627)	(51,535)
Net Realized Gain from Security Transactions	(500,158)	0
Change in Net Assets from Distributions	(564,785)	(51,535)
From Capital Share Transactions:
Proceeds From Sale of Shares	690,416	1,596,083
Shares Issued on Reinvestment of Dividends	564,785	51,535
Cost of Shares Redeemed	(1,748,312)	(1,591,099)
Net Increase from Shareholder Activity	(493,111)	56,519

Net Decrease in Net Assets	(9,471)	(190,083)

Net Assets at Beginning of Period	9,291,844	9,481,927
Net Assets at End of Period (Including Accumulated Undistributed	$ 9,282,373	$ 9,291,844
Net Investment Income of $614 and $603, respectively.)

Share Transactions:
Issued	27,254	66,713
Reinvested	22,148	2,136
Redeemed	(69,944)	(66,359)
Net Increase (Decrease) in Shares	(20,542)	2,490
Shares Outstanding at Beginning of Period	387,070	384,580
Shares Outstanding at End of Period	366,528	387,070

Financial Highlights
Selected data for a share outstanding throughout the period:	1/1/2006	1/1/2005	1/1/2004	1/1/2003	5/6/2002*
	to	to	to	to	to
	12/31/2006	12/31/2005	12/31/2004	12/31/2003	12/31/2002
Net Asset Value -
Beginning of Period	$ 24.01	24.66	$ 23.43	$ 18.21	$ 20.00
Net Investment Income ****	0.18	0.13	0.13	0.12	0.07
Net Gains or Losses on Securities
(realized and unrealized)	2.77	(0.65)	1.63	5.19	(1.80)
Total from Investment Operations	2.95	(0.52)	1.76	5.31	(1.73)

Distributions (From Net Investment Income)	(0.19)	(0.13)	(0.13)	(0.09)	(0.06)
Distributions (From Capital Gains)	(1.44)	0.00	(0.40)	0.00	0.00
Total Distributions	(1.63)	(0.13)	(0.53)	(0.09)	(0.06)

Net Asset Value -
End of Period	$ 25.33	$ 24.01	$ 24.66	$ 23.43	$ 18.21
Total Return +	12.20%	(2.10)%	7.51%	29.16%	(8.67)%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	9,282	9,292	9,482	7,596	3,640

Before Reimbursement
Ratio of Expenses to Average Net Assets	1.54%	1.53%	1.55%	1.55%	1.60%	***
Ratio of Net Income to Average Net Assets	0.68%	0.52%	0.48%	0.51%	0.45%	***
After Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50%	1.50%	1.50%	***
Ratio of Net Income to Average Net Assets	0.71%	0.56%	0.53%	0.57%	0.56%	***

Portfolio Turnover Rate	22.50%	19.18%	24.20%	23.73%	32.37%	***

* Commencement of Operations.
** Not annualized.
*** Annualized.
**** Per share amounts calculated using the average shares method.
+ Total return in the above represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these

financial statements.

2006 Annual Report  8

NOTES TO FINANCIAL STATEMENTS

PRIVATE ASSET MANAGEMENT FUND

December 31, 2006

1.)

ORGANIZATION

Private Asset Management Fund (the "Fund") was organized as a non-diversified series of the Private Asset Management Funds (the "Trust") on March 7, 2002 and commenced operations on May 6, 2002. The Trust is an open-end investment company organized in Ohio as a business trust on on March 7, 2002 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, there is only one series authorized by the Trust.  The Fund's investment objective is to seek long-term growth of capital. The Fund’s Adviser is Private Asset Management, Inc.

2.)  SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: Securities that are traded on any exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, a security is generally valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are not readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the price provided by the pricing service or the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements."  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of December 31, 2006, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

2006 Annual Report  9

Notes to the Financial Statements - continued

FEDERAL INCOME TAXES:  The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

SHARE VALUATION:  The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent.  The offering and redemption price per share is equal to the net asset value per share.

DISTRIBUTIONS TO SHAREHOLDERS:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

USE OF ESTIMATES:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:  The Fund records security transactions based on a trade date.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Private Asset Management, Inc. (the “Adviser”). Under the terms of the Management Agreement (the “Agreement”), the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Board of Trustees.  The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.  The Fund is authorized to pay the Adviser an investment management fee equal to 1.50% of the average daily net assets of the Fund for investment adviser services.  As a result of the above calculation, for the year ended December 31, 2006, the Adviser earned management fees totaling $138,306 of which $11,921 was due to the Adviser at the end of the fiscal year.

The Adviser pays all operating expenses of the Fund with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person trustees, and extraordinary expenses.  The Adviser has contractually agreed to reimburse the Fund's trustee fees and expenses through April 30, 2007, but only to the extent necessary to maintain the Fund’s total annual operating expenses at 1.50% of its average daily net assets.

2006 Annual Report  10

Notes to the Financial Statements - continued

4.) APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

On December 5, 2006 the Board of Trustees (the “Board”), including a majority of the trustees who are not interested persons of the Trust or interested parties to the Agreement (the “Independent Trustees”) met to consider the renewal of the Agreement. In renewing the  Agreement, the Board of Trustees considered and evaluated the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund;  (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

As to the performance of the Fund, the Board reviewed the Fund's performance, and the performances of the Adviser's separate accounts compared to various indexes. The Trustees noted that the Fund performed within the range of its peers and had an average annualized return since inception of 6.56% compared to 7.48% for the S&P 500.  As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser's experience and capabilities.  The representatives of the Adviser summarized the information provided to the Board in the Report regarding matters such as the Adviser's financial condition and changes in personnel of the Adviser.  The Board also reviewed information regarding on pending litigation case.  Mr. S. Cohen discussed the circumstances the case.  The Board noted that the case was covered by insurance and, therefore, would have no direct effect on the financial condition of the Adviser. They also discussed the portfolio managers' backgrounds and investment management experience.  Furthermore, they discussed the firm's ability to meet its obligations under the Agreement.  The representatives of the Adviser reviewed and discussed with the Board the Adviser's ADV and the 17j-1 certifications.  The Board also discussed the Fund's commission summary/brokerage allocation practice.  The Board discussed the fact that trades are typically executed in the $0.03 range.  Furthermore, Mr. S. Cohen gave an overview of the quality of the services provided by Bloomberg Trade Book and noted that he and the traders for the Fund are satisfied that Bloomberg Trade Book is providing excellent quality execution.  The Board also noted that trades were executed based on best price and execution.  As to the costs of the services to be provided, the Board reviewed the fees under the Agreement compared to other mutual funds with similar investment objectives and asset levels and noted that the expense ratio was within the range of its peers.  They also reviewed information regarding fees charged by the Adviser for separate accounts.  The Board further discussed the fact that the Adviser agreed to consider a reduction in management fees as the assets of the Fund increase and that the shareholders may benefit from fee reductions as the Fund grows.  The Board also reviewed a profit and loss analysis prepared by the Adviser that detailed the expenses paid by the Adviser on behalf of the Fund, and the total revenue derived by the Adviser from the Fund.  The Trustees then reviewed the terms of the Management Agreement.  Next, the independent Trustees met in executive session to discuss the continuation of the Agreement.  The officers of the Trust were excused during this discussion.

Upon review of all the factors discussed above, the Board concluded that the nature and extent of services provided by the Adviser was consistent with the Board's expectations.  The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund.  The Board agreed that that the fees in the Agreement were reasonable and that the Adviser was not overly profitable.  The Trustees agreed that economics of scale would not be a material consideration until the Fund is substantially larger.  It was the consensus of the Trustees, including the Independent Trustees, that renewal of the Agreement would be in the best interests of the Fund.

4.) ADMINISTRATION AGREEMENT

The Fund has entered into an administration servicing agreement with Premier Fund Solutions, Inc. The fees for these services are equal to an annual rate of 0.07% on the first $200 million of assets, 0.05% on the next $500 million of assets and 0.03% on assets above $700 million, subject to a minimum monthly fee of $2,000.  Premier Fund Solutions, Inc. fees are paid by the Adviser.

5.) RELATED PARTY TRANSACTIONS

Certain officers and directors of Private Asset Management, Inc. and Premier Fund Solutions, Inc. are also officers and/or trustees of the Fund.

6.) CAPITAL SHARES

The Trust is authorized to issue an unlimited number of shares.  Paid in capital at December 31, 2006 was $7,424,814 representing 366,528 shares outstanding.

2006 Annual Report  11

Notes to the Financial Statements - continued

7.) INVESTMENTS

For the year ended December 31, 2006, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,047,508 and $3,027,903 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively. For Federal income tax purposes, the cost of investments owned at December 31, 2006 was $7,413,409. At December 31, 2006, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                           (Depreciation)               Net Appreciation (Depreciation)

 $1,988,219                               ($132,013)                               $1,856,206

There were no differences between book and tax cost basis of investments.

8.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2006, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, more than 96.88% of the Fund and therefore may be deemed to control the Fund.

9.) DISTRIBUTION TO SHAREHOLDERS

There was a year end dividend distribution of $0.1855, a short term capital gain distribution of $0.0445 per share and a long term capital gain distribution of $1.3911 paid on December 27, 2006.

The tax character of distributions paid during fiscal years 2005 and 2006 was as follows:

Distributions paid from:

 2006

       2005

Ordinary Income

                   $  64,627

            $  51,535

Short-term Capital Gain

          15,504

           -0-

Long-term Capital Gain

        484,654

           -0-

      $564,785

$  51,535

As of December 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis was as follows:

Undistributed ordinary income/(accumulated losses)                        $        1,325

Undistributed long-term capital  gain/(accumulated losses)                             28

Unrealized appreciation/(depreciation)                                                 1,856,206

                                                                                                    $ 1,857,559

2006 Annual Report  12

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy, Ste 1100

Certified Public Accountants

Westlake, Ohio 44145

Phone: (440) 835-8500

Fax: (440) 835-1093

www.cohenfund.com

       REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees of

Private Asset Management Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Private Asset Management Funds, comprised of Private Asset Management Fund (the "Fund") as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and financial highlights for each of the three years in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for periods indicated prior to the year ended December 31, 2004 were audited by another accounting firm, who expressed unqualified opinions on those statements and highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Private Asset Management Fund as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

(f.k.a. Cohen McCurdy, Ltd.)

Westlake, Ohio

February 9, 2007

2006 Annual Report  13

TRUSTEES AND OFFICERS

Unaudited

     The Board of Trustees supervises the business activities of the Trust.  The names of the Trustees and executive officers of the Trust are shown below.  Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed.  Officers hold office for one year and until their respective successors are chosen and qualified.

The trustees and officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Name, Address, and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
Stephen J. Cohen*, (58) 11995 El Camino Real, Suite 303, San Diego CA 92130 Michael D. Berlin*, (57) 11995 El Camino Real, Suite 303, San Diego CA 92130	President and Trustee Secretary, Treasurer and Chief Compliance Officer	Since 2002 Since 2002	President, Private Asset Management, Inc. (1992-Present). Vice President, Legal Counsel, Private Asset Management, Inc. (1995-Present).	1 N/A	None N/A

   * Considered to be an  "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

Independent Trustees

Name, Address, and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer

Howard I. Cohen, (67)

P.O. Box 675326

Rancho Santa Fe,

CA 92067

Jeffrey R. Provence, (37)

480 N. Magnolia Avenue,

Suite 103, El Cajon

CA 92020

Eric I. Weitzen, (50)

13209 Haxton Place,

San Diego, CA 92130

	Independent Trustee Independent Trustee Independent Trustee	Since 2002 Since 2002 Since 2002

Executive Vice President, Douglas Furniture California, Inc. (1961-2002).

General Partner, Value Trend Capital Management, LP

(1995-Present), CEO, Premier Fund Solutions, Inc. (2001-Present).

Attorney, Weitzen & Phillips, LLP (1989-Present).

				1 1 1	None Blue Chip Investor Funds, Sycuan Funds, Wireless Fund None

The Statement of Additional Information includes additional information about the Fund trustees and may be obtained without charge by calling 1-800-663-4851.

2006 Annual Report  14

PRIVATE ASSET

MANAGEMENT FUND

11995 El Camino Real, Suite 303

San Diego, CA 92130

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d)  The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 12/31/06	FYE 12/31/05
Audit Fees	$13,225	$11,100
Audit-Related Fees	$0	$725
Tax Fees	$2,150	$2,050
All Other Fees	$725	$720

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.

Nature of All Other Fees: Review of Semi-Annual Report.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2)  None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)  The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant,  for the last two years.

Non-Audit Fees	FYE 12/31/06	FYE 12/31/05
Registrant	$2,875	$2,770
Registrant’s Investment Adviser	$0	$0

(h)  The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Filed herewith.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Private Asset Management Funds

By : /s/ Stephen J. Cohen

Stephen J. Cohen

President

Date:          3/6/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Stephen J. Cohen

Stephen J. Cohen

President

Date:          3/6/07

By : /s/ Michael D. Berlin

Michael D. Berlin

Chief Financial Officer

Date:          3/6/07